As filed with the Securities and Exchange Commission on September 22, 2014.

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 39	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 41	[X]

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 338-5801

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	K&L Gates LLP
JNL Variable Fund LLC	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951	K&L Gates LLP

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on _________________pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on _________________pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 39 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 38 to the Fund’s Registration Statement.

EXHIBIT LIST

Exhibit Number	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 22nd day of September, 2014.

JNL VARIABLE FUND LLC

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee	*	September 22, 2014
Michael Bouchard
Manager

/s/ Susan S. Rhee	*	September 22, 2014
Ellen Carnahan
Manager

/s/ Susan S. Rhee	*	September 22, 2014
William Crowley
Manager

/s/ Susan S. Rhee	*	September 22, 2014
Michelle Engler
Manager

/s/ Susan S. Rhee	*	September 22, 2014
John Gillespie
Manager

/s/ Susan S. Rhee	*	September 22, 2014
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/s/ Susan S. Rhee	*	September 22, 2014
Richard D. McLellan
Manager

/s/ Susan S. Rhee	*	September 22, 2014
Mark D. Nerud
President and Manager

/s/ Susan S. Rhee	*	September 22, 2014
William R. Rybak
Manager

/s/ Susan S. Rhee	*	September 22, 2014
Edward Wood
Manager

/s/ Susan S. Rhee	*	September 22, 2014
Patricia A. Woodworth
Manager

* By Susan S. Rhee, Attorney In Fact